NON CONTROLLING INTEREST (Tables)	9 Months Ended
Sep. 30, 2018
Non Controlling Interest
Net loss attributable to the non-controlling interest

Net loss attributable to the non-controlling interest for the three months ended September 30, 2018:

Net loss	$(13,754)
Average Non-controlling interest percentage of profit/losses	24.2%
Net loss attributable to the non-controlling interest	$(3,328)

Net loss attributable to the non-controlling interest for the nine months ended September 30, 2018:

Net loss	$(13,938)
Average Non-controlling interest percentage of profit/losses	24.2%
Net loss attributable to the non-controlling interest	$(3,373)

Summarizes the changes in non-controlling interest

The following table summarizes the changes in non-controlling interest for the nine months ended September 30, 2018:

Balance, December 31, 2017	$-
Net loss attributable to the non-controlling interest	(3,373)
Balance, September 30, 2018	$(3,373)